Intangible assets (Tables)	12 Months Ended
Mar. 31, 2019
Intangible Assets [Abstract]
Schedule of Useful Lives of Intangible Assets	Intangible assets comprise the following:

	2019	2018
	$	$
Intangible assets with finite lives	39.8	23.5
Intangible assets with indefinite lives:
Brand name	115.5	113.0
Domain name	0.3	0.3
	155.6	136.8

Schedule of Intangible Assets
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset Category	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
ERP software	7 years
Computer software	5 years
Lease rights	Lease term
Intellectual property	1 to 8 years
Customer lists	4 years
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	ERP software	Computer software	Lease rights	Intellectual property	In progress	Customer lists	Total
Cost	$	$	$	$	$	$	$
March 31, 2017	4.3	9.4	3.3	0.8	2.6	8.7	29.1
Additions	—	2.0	2.9	—	6.7	—	11.6
Transfers	—	0.4	—	3.1	(3.5)	—	—
March 31, 2018	4.3	11.8	6.2	3.9	5.8	8.7	40.7
Additions	3.2	1.1	0.5	—	18.6	—	23.4
Business combination (note 5)	—	—	—	2.2	—	—	2.2
Transfers	5.3	1.0	—	2.9	(9.2)	—	—
March 31, 2019	12.8	13.9	6.7	9.0	15.2	8.7	66.3

	ERP software	Computer software	Lease rights	Intellectual property	In progress	Customer lists	Total
Accumulated amortization	$	$	$	$	$	$	$
March 31, 2017	0.9	2.3	—	0.1	—	7.2	10.5
Amortization	0.5	2.1	0.5	2.1	—	1.5	6.7
March 31, 2018	1.4	4.4	0.5	2.2	—	8.7	17.2
Amortization	4.2	2.7	0.7	1.7	—	—	9.3
March 31, 2019	5.6	7.1	1.2	3.9	—	8.7	26.5

Net book value
March 31, 2018	2.9	7.4	5.7	1.7	5.8	—	23.5
March 31, 2019	7.2	6.8	5.5	5.1	15.2	—	39.8